Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized gains (losses) on interest rate swap contracts, tax (benefit) expense	$ 4,128	$ 16,584	$ (14,811)